Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financial Liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ (103,844)	¥ 13,865	¥ 3,966
Financial Liabilities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(103,844)	13,865	3,966
Financial Liabilities [Member] | Other Short-term Borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(10,380)	3,422	5,515
Financial Liabilities [Member] | Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(10,380)	3,422	5,515
Financial Liabilities [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(93,464)	10,443	(1,549)
Financial Liabilities [Member] | Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(93,464)	10,443	(1,549)
Financial Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(872,386)	(1,215,857)	1,655,492
Financial Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(464,947)	(157,811)	688,856
Financial Assets [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(407,439)	(1,058,046)	966,636
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(872,386)	(1,215,860)	1,656,056
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(464,947)	(157,814)	689,420
Financial Assets [Member] | Trading Account Assets, Trading Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ (407,439)	(1,058,046)	966,636
Financial Assets [Member] | Other Assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value			3	(564)
Financial Assets [Member] | Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value			¥ 3	¥ (564)

[1]	Change in value attributable to the instrument-specific credit-risk-related to those financial liabilities are not material.